Other Gains And Charges (Schedule Of Other Gains And Charges) (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 28, 2017	Mar. 29, 2017	Dec. 28, 2016	Sep. 28, 2016	Jun. 29, 2016	Mar. 23, 2016	Dec. 23, 2015	Sep. 23, 2015	Jun. 28, 2017	Jun. 29, 2016	Jun. 24, 2015
Disclosure Other Gains And Charges [Abstract]
Severance and other benefits	$ 400	$ 5,900		$ 300	$ 900		$ 200	$ 2,200	$ 6,591	$ 3,304	$ 1,182
Restaurant impairment charges	3,300		$ 1,900		$ 6,700	$ 3,400	$ 500		5,190	10,651	2,255
Restaurant closure charges	500	$ 800	300	2,500					4,084	3,780	1,736
Information technology restructuring			200	2,500					2,739	0	0
Accelerated depreciation	$ 600		700	$ 700					1,988	0	0
Lease guarantee charges									1,089	0	0
(Gain) loss on the sale of assets, net			$ 2,600			1,100		1,800	(2,659)	(2,858)	1,093
Impairment of investment									0	1,000	0
Acquisition costs						$ 100		$ 600	0	700	1,100
Impairment of intangible assets									0	392	645
Litigation									0	(3,191)	(2,753)
Other									3,633	3,402	(494)
Other gains and charges									$ 22,655	$ 17,180	$ 4,764